Long-Term Debt And Short-Term Debt (Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Unsecured Straight Bond Due 2011 Interest 1.64% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2012 Interest 1.14% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2013 Interest 0.38% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2013 Interest 0.38% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2013 Interest 0.82% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2013 Interest 1.49% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2014 Interest 1.404%	Mar. 31, 2011 Unsecured Straight Bond Due 2014 Interest 1.404%	Mar. 31, 2012 Unsecured Straight Bond Due 2014 Interest 2.02% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2015 Interest 1.66% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2016 Interest 0.752% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2016 Interest 0.752% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2018 Interest 1.081% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2018 Interest 1.081% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2019 Interest 2.05% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2019 Interest 2.05% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2019 Interest 1.593%		Mar. 31, 2011 Unsecured Straight Bonds Issued By Subsidiaries Due 2011 - 2019 Interest 0.82%-2.02% [Member]		Mar. 31, 2012 Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2011 Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2012 Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]	Mar. 31, 2011 Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]	Mar. 31, 2011 Minimum [Member] Unsecured Straight Bonds Issued By Subsidiaries Due 2011 - 2019 Interest 0.82%-2.02% [Member]		Mar. 31, 2012 Minimum [Member] Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2012 Minimum [Member] Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]	Mar. 31, 2011 Maximum [Member] Unsecured Straight Bonds Issued By Subsidiaries Due 2011 - 2019 Interest 0.82%-2.02% [Member]		Mar. 31, 2012 Maximum [Member] Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2012 Maximum [Member] Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]
Debt Instrument [Line Items]
Unsecured Straight bond			¥ 100,000	¥ 100,000	¥ 150,000	¥ 150,000	¥ 10,000	[1]	¥ 20,000	[2]	¥ 200,000	¥ 200,000	¥ 31,769	[1]	¥ 39,996	[2]	¥ 200,000	¥ 200,000	¥ 150,000	¥ 150,000	¥ 100,000	¥ 100,000	¥ 30,000	[2]	¥ 162,407	[1],[2]			¥ 149,814	¥ 259,801
Debt instrument year of maturity			2011	2012	2013		2013	[1]	2013	[2]	2014		2014	[1]	2015	[2]	2016		2018		2019		2019	[2]							2011	[1],[2]	2011	2011	2019	[1],[2]	2027	2015
Effective interest rate																											1.84%	1.91%	1.00%	1.10%
Fixed interest rate			1.64%	1.14%	0.38%		0.82%	[1]	1.49%	[2]	1.404%		2.02%	[1]	1.66%	[2]	0.752%		1.081%		2.05%		1.593%	[2]							0.82%	[1],[2]			2.02%	[1],[2]
Secured bank loans by subsidiaries																											1,732	3,473
Capital lease obligations	74,082	110,177
Long-term debt and capital lease obligations	1,157,393	1,535,858
Less current portion	215,625	373,571
Long-term debt	¥ 941,768	¥ 1,162,287

[1]	Bonds originally issued by SANYO were transferred to the Company in fiscal 2012.
[2]	Bonds originally issued by Panasonic Electric Works Co., Ltd. (PEW) were transferred to the Company in fiscal 2012.